Commitments - Future Minimum Rent on Operating Leases (Detail) $ in Thousands	Dec. 31, 2014 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2015	$ 739
Operating Leases, 2016	388
Operating Leases, 2017	311
Operating Leases, 2018	192
Operating Leases, 2019	0
Operating Leases, Thereafter	0
Operating Leases, Total	$ 1,630